Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit - as reported	₨ 923,401	$ 14,197	₨ 642,399	₨ 438,453
Weighted average number of shares - basic	150,417,470	150,417,470	144,498,253	141,030,787
Basic earnings per share | (per share)	₨ 6.14	$ 0.09	₨ 4.45	₨ 3.11
Weighted average number of shares - diluted	151,064,039	151,064,039	144,498,253	141,395,346
Diluted earnings per share | (per share)	₨ 6.11	$ 0.09	₨ 4.45	₨ 3.1